Transactions With Related Parties, Family Trading Inc (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 06, 2023	Dec. 31, 2021
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)			7,200,000
Preferred stock, shares outstanding (in shares)		3,659,627	5,864,200	0		13,452
Series E Shares [Member]
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)		0	0
Dividends declared		$ 1,001	$ 2,046
Preferred stock, shares outstanding (in shares)					13,452
Common shares that would be issued upon conversion (in shares)					2,930,718
Related Party [Member] | Family Trading [Member] | Series E Shares [Member]
Transactions with Related Parties [Abstract]
Issuance of preferred shares (in shares)	27,129
Dividends declared		1,001	2,046
Accrued interest on unpaid dividends		0	30
Dividends payable		$ 0	$ 0
Preferred stock, shares outstanding (in shares)					13,452